Investment Risks - T-REX 2X INVERSE DRAM DAILY TARGET ETF	Jul. 27, 2026
Effects Of Compounding And Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Effects of Compounding and Market Volatility Risk. The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from -200% of DRAM’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily and becomes more pronounced as volatility and holding periods increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of DRAM during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how DRAM volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) DRAM volatility; b) DRAM performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect DRAM. The chart below illustrates the impact of two principal factors – volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of DRAM volatility and DRAM performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect DRAM; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from -200% of the performance of DRAM.

During periods of higher DRAM volatility, the volatility of DRAM may affect the Fund’s return as much as, or more than, the return of DRAM. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of DRAM during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 17.1% if DRAM provided no return over a one-year period during which DRAM experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if DRAM’s return is flat. For instance, if DRAM’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -200% of the performance of DRAM and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of DRAM. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Correlation Risk” below.

One Year	-200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

DRAM is newly launched and began trading in calendar year 2026. As of the date of this prospectus, DRAM does not have a track record of historical performance or daily volatility. Accordingly, no annualized performance or volatility data is available for prior years.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Investment Strategies, Policies, and Risks” and "Leverage" in the Fund’s Statement of Additional Information.

Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty, liquidity, valuation, and legal restrictions. The performance of a derivative may not track the performance of its reference asset, including due to fees and other costs associated with it. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of the amount initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap Agreements. Swap agreements are entered into with financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive as much regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective. To the extent that the Fund exceeds the level of value at risk for an extended period, the Fund may amend and/or supplement its prospectus as promptly as feasible under the particular circumstances to include appropriate adjustments to its investment strategy and if necessary, the Fund’s name.

Put Options. The use of put options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international politics, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The values of the options contracts in which the Fund invests are substantially influenced by the value of the underlying instrument. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund may enter into new options contracts, a practice referred to as rolling.
FLEX Options. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the reference asset. FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective. The risk of a limited number of counterparties may be, and historically has been, particularly accentuated during times of significant market volatility. During times of significant market volatility, the costs to enter into the swaps that the Fund utilizes may increase significantly, which may negatively impact the Fund’s returns. While the objective of the Fund is to seek daily investment results, before fees and expenses, of -200% of the daily performance of DRAM, it is important for investors to understand that significant increases in the costs of entering into the swaps may negatively impact investment results after fees and expenses.

Rebalancing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to DRAM that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

Shorting Risk Member
Prospectus [Line Items]
Risk [Text Block]
Shorting Risk. A short position is a financial transaction in which an investor sells an asset that the investor does not own. In such a transaction, an investor’s short position appreciates when a reference asset falls in value. By contrast, the short position loses value when the reference asset’s value increases. Because historically most assets have risen in value over the long term, short positions are expected to depreciate in value. Accordingly, short positions may be riskier and more speculative than traditional investments. In addition, any income, dividends, or payments by reference assets in which the Fund has a short position will impose expenses on the Fund that reduce returns.

The Fund will obtain short exposure through the use of swap agreements, purchased put options, and physical short sales of DRAM. To the extent that the Fund obtains short exposure from derivatives, the Fund may be exposed to heightened volatility or limited liquidity related to the reference asset of the underlying short position, which will adversely impact the Fund’s ability to meet its investment objective or adversely impact its performance. If the Fund were to experience this volatility or decreased liquidity, the Fund may be required to obtain short exposure through alternative investment strategies that may be less desirable or more costly to implement. If the reference asset underlying the short position is thinly traded or has a limited market, there may be a lack of available securities or counterparties for the Fund to enter into a short position or obtain short exposure from a derivative. To the extent the Fund engages in physical short sales, the Fund is subject to the risk that the price of the security will increase between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss, which is theoretically unlimited. In addition, physical short sales do not provide -200% exposure to DRAM and, as a result, if the Fund engages in physical short sales to a greater extent, the Fund may not achieve its -200% daily investment objective.

Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Intra-Day Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of DRAM at the market close on the first trading day and the value of DRAM at the time of purchase. If DRAM loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if DRAM rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of DRAM.

If there is a significant intra-day market event and/or DRAM experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange and experience significant losses.

Daily Inverse Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Daily Inverse Correlation Risk. There is no guarantee that the Fund will achieve a high degree of inverse correlation to DRAM and therefore achieve its daily inverse investment objective. The Fund’s exposure to DRAM is impacted by DRAM’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to DRAM at the end of each day. The possibility of the Fund being materially over- or under-exposed to DRAM increases on days when DRAM is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily inverse investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) DRAM. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired inverse correlation with DRAM. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to DRAM. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of DRAM. Any of these factors could decrease the inverse correlation between the performance of the Fund and DRAM and may hinder the Fund’s ability to meet its daily inverse investment objective on or around that day.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional, or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.

Indirect Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Indirect Investment Risk. Roundhill Memory ETF is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of Roundhill Memory ETF and make no representation as to the performance of DRAM. Investing in the Fund is not equivalent to investing in DRAM. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to DRAM.

Underlying Security Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Security Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Regulatory Risk Member
Prospectus [Line Items]
Risk [Text Block]
Regulatory Risk. The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way a Fund operates, increase the particular costs of the Fund's operations and/or change the competitive landscape. Additional legislative or regulatory changes could occur that may materially and adversely affect the Fund.

DRAM Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
DRAM Investing Risk. Characteristics of DRAM may cause the Fund's investment exposure to be more volatile than the market generally. The value of DRAM may perform differently from the market as a whole. In addition to the risks associated generally with investments in equity securities, DRAM faces risks associated with the semiconductor and memory industry, including cyclicality in demand, significant fluctuations in memory pricing, periods of industry overcapacity or supply shortages, high capital expenditure requirements, manufacturing and production disruptions, supply chain constraints, customer concentration, evolving technological standards, intense competition, geopolitical and trade-related restrictions, and rapid technological change. These factors may adversely affect the performance of DRAM and, in turn, the Fund.

Other Investment Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk. The Fund obtains exposure to its investment strategy indirectly through its investment in DRAM, which is an ETF. As a result, the value of an investment in the Fund is based in part on the performance of DRAM and its underlying investments. DRAM may change its investment goals, policies or practices and there can be no assurance that DRAM will achieve its investment goals. Because the Fund obtains exposure through DRAM, shareholders indirectly bear a proportionate share of the expenses charged by DRAM and, where applicable, any underlying funds in which DRAM invests, which may adversely affect the Fund’s performance. Accordingly, the principal risks of an investment in the Fund included the risks associated with DRAM and the underlying investments to which DRAM provides exposure.

The Fund is exposed indirectly to the risks of the investments held by DRAM, and the Fund’s performance will depend in part on the performance of those investments and the management of DRAM. The Fund’s ability to achieve its investment objective depends, in part, upon the performance of DRAM.

Concentration Risk Member
Prospectus [Line Items]
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Concentration Risk. The Fund’s assets will be indirectly exposed through its investment in DRAM to a particular sector or sectors or industry or group of industries, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. As of the date of this prospectus, DRAM is concentrated in the industry or group of industries comprising the information technology sector.

Information Technology Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Information Technology Industry Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Memory Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Memory Companies Risk. DRAM invests in Memory Companies, which may have limited product lines, markets, financial resources or personnel and are subject to the risks of changes in business cycles, world economic growth, technological progress and government regulation. These companies are also heavily dependent on intellectual property rights, and challenges to or misappropriation of such rights could have a material adverse effect on such companies. Securities of Memory Companies tend to be more volatile than securities of companies that rely less heavily on technology. Memory Companies typically engage in significant amounts of spending on research and development, and rapid changes to the field could have a material adverse effect on a company’s operating results. Additionally, the development, manufacturing, and commercialization of semiconductor memory technologies, including HBM, DRAM and NAND, as well as related subsystems, equipment, materials, and services, are complex and evolving, and may face unforeseen technical challenges (including yield and integration issues), supply chain disruptions, intense competition and pricing volatility, regulatory developments (including export controls), and market acceptance uncertainties. As a result, investments in Memory Companies may be subject to higher levels of risk and volatility.

Semiconductor Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor Companies Risk. DRAM invests in companies primarily involved in the design, distribution, manufacture and sale of semiconductors. Semiconductor companies are significantly affected by rapid obsolescence, intense competition and global demand. DRAM is also subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes. The prices of the securities of semiconductor companies may fluctuate widely in response to such events.

Asia Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asia Risk. DRAM invests significantly in the securities of Asian issuers. As such, DRAM is subject to certain risks specifically associated with investments in the securities of Asian issuers. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade, and economic conditions in other countries within and outside Asia can impact these economies. Certain of these economies may be adversely affected by trade or policy disputes with its major trade partners. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Certain Asian countries have experienced and may in the future experience expropriation and nationalization of assets, confiscatory taxation, currency manipulation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. In particular, escalated tensions involving North Korea and any outbreak of hostilities involving North Korea could have a severe adverse effect on Asian economies. Governments of certain Asian countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions could have a significant effect on the issuers of DRAM’s securities or on economic conditions generally. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on DRAM.

South Korea Risk Member
Prospectus [Line Items]
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South Korea Risk. DRAM invests significantly in the securities of South Korean issuers. DRAM is subject to certain risks specifically associated with investments in the securities of South Korean issuers. Substantial political tensions exist between North Korea and South Korea. Escalated tensions involving the two nations and the outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline because of a rapidly aging population and structural problems, among other factors. The South Korean economy is heavily reliant on trading exports, especially to other Asian countries and the U.S., and disruptions or decreases in trade activity could lead to further declines. The South Korean economy’s dependence on the economies of Asia and the U.S. means that a reduction in spending by these economies on South Korean products and services or negative changes in any of these economies may cause an adverse impact on the South Korean economy and therefore, on DRAM’s investments. In addition, South Korea is located in a part of the world that has historically been prone to natural disasters such as earthquakes, hurricanes or tsunamis, and is economically sensitive to environmental events. Any such event may adversely impact South Korea’s economy or business operations of companies in South Korea.

Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. DRAM’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Money Market Instrument Risk Member
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Liquidity Risk Member
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Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains, or achieving a high correlation with DRAM. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that DRAM value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in DRAM. Under such circumstances, the market for DRAM may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of DRAM and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for certain securities in DRAM and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of DRAM and correlated derivative instruments.

Early Close/Trading Halt Risk Member
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Early Close/Trading Halt Risk. Although an underlying security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process, and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that is correlated with DRAM and may incur substantial losses. If there is a significant intra-day market event and/or the securities of the underlying security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the exchange and incur significant losses.

Equity Securities Risk Member
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Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate. To the extent that the Fund engages in short sales of the shares of DRAM, such short sales do not provide leveraged exposure to DRAM and, as a result, the Fund may not achieve its -200% daily investment objective.

Tax Risk Member
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Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

ETF Risks Member
Prospectus [Line Items]
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ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.